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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22440

LADENBURG THALMANN ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

450 Wireless Blvd,  Hauppauge, New York 11788

(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ladenburg Thalmann Alternative Strategies Fund

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date 8/8/2012

* Print the name and title of each signing officer under his or her signature.

Registrant:Ladenburg Thalmann Alternative Strategies Fund										Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Armour Residential REIT	ARR	42315101	July 18th, 2011	Annual

4262 35169238  -Directors nominees 01 Scott J. Ulm 2 Jeffrey J. Zimmer 3. Daniel C. Staton 4 Marc H. Bell, 05 Thomas K. Guba 06 John P. Hollihan III 07 Stewart J. Paperin 08 Jordan Zimmerman 09 Robert C. Hain

							MGMT	Y	FOR All Nominees	FOR
2	Armour Residential REIT	ARR	42315101	July 18th, 2011	Annual	4262 35169238 (2) Approve Amendment to Armour's 2009 Stock Incentive Plan to increase the aggregate number of shares of common stock authorized for issuance thereunder from 250,000 to 2,000,000 shares	MGMT	Y	ABS	FOR
3	Armour Residential REIT	ARR	42315101	July 18th, 2011	Annual	4262 35169238 (3) To ratify the appointment of Eisner Amper LLP as Armour's Independent Registered Certified Public Accountants for the Fiscal Year 2011	MGMT	Y	FOR	FOR
4	Hines Global REIT, INC			August 24, 2011	Annual	76690001096 1 Election of Directors 1) Jeffrey C. Hines 2) C. Hastings Johnson 3) Charles M. Baughn 4) Jack L. Farley 5) Thomas L. Mitchell 6) John S. Moody 7) Peter Shaper	MGMT	Y	FOR All Nominees	FOR
5	Hines Global REIT, INC			August 24, 2011	Annual	76690001096 2 Approval of Appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2011	MGMT	Y	FOR	FOR
6	Armour Residential REIT, Inc.			Novenber 1, 2011	Special

140922794139 1) To approve an amendment to Amour's Charter to broaden our investment class  in response to potential changes in agency mortgage backed securities or guaranteed by the government sponsored entities

							MGMT	Y	AGAINST	FOR
7	HealthCare Trust of America			November 9th, 2011	Annual

700 4687580765  Election of 6 director nominees listed below to serve until 2012 annual meeting of stockholders  and their successor are duly elected and qualified. 1) Scott D. Petters 2) W. Bradley Blair, III 3) Maurice J. DeWald 4) Warren D. Fix 5) Larry L. Mathis 6) Gary T. Wescombe.

							MGMT	Y	FOR All Nominees	FOR
8	HealthCare Trust of America			November 9th, 2011	Annual	700 4687580765 Advisory vote on named executive officer compensation	MGMT	Y	ABS	FOR
9	HealthCare Trust of America			November 9th, 2011	Annual	700 4687580765 Advisory vote on the frequency of future advisory votes on named officer compensation	MGMT	Y	3 Years	FOR
10	HealthCare Trust of America			November 9th, 2011	Annual	700 4687580765 Ratification of the appointment of Deloitte & Touche LLP as our independent registered accounting firm for the fiscal year ending December 21, 2011	MGMT	Y	FOR	FOR
11	Prospect Capital Corp	PSEC	74348T-102	December 8, 2011	Annual	722168923297 1 Election of Director 1) 001 William J. Gremp	FOR	Y	FOR	FOR
12	Prospect Capital Corp	PSEC	74348T-102	December 8, 2011	Annual	722168923297 2- The ratification of the selection of BDO USA, LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2012	FOR	Y	FOR	FOR
13	Prospect Capital Corp	PSEC	74348T-102	December 8, 2011	Annual

722168923297  3- To approve a proposal to authorize the company, with the approval of its Board of Directors, to sell shares of its common stock (During the next 12 months) at a price  or prices below the company's then current net asset value per share in one or more offerings subject to certain conditions, all as more fully described in the proxy statement.

							FOR	Y	FOR	FOR
14	Pennant Park Investment Corporation	PNNT	708062104	February 7, 2012	Special

847830793961  Proposal 1 - To consider and vote upon a proposal to authorize flexibility for us, with the approval of the board of directors, to sell shares of our common stock, during the next 12 months, at a price below the then  current net asset value per share, subject to certain limitations described in the joint proxy statement

							FOR	Y	FOR	FOR
15	Pennant Park Investment Corporation	PNNT	708062104	February 28, 2012	Annual	4454 3726 4967 Election of the following nominees 1) Adam K. Bernstein 2) Jeffrey Flug	MGMT	Y	FOR All Nominees	FOR
16	Pennant Park Investment Corporation	PNNT	708062104	February 28, 2012	Annual	4454 3726 4967 The ratification of the selection of KPMG LLP as the Independent registered public accounting firm for the fiscal year ending September 30th, 2012	MGMT	Y	FOR	FOR
17	Energy Income and Growth Fund	FEN	33738G104	April 18th, 2012	Annual	2577 37472911 : Election of the following nominees 1. Richard E Erickson 2. Thomas R. Kadlec	MGMT	Y	FOR All Nominees	FOR
18	Solar Capital LTD	SLRC	83413U100	May 3, 2012	Annual	0497 1693 3150 Election of Directors : Nominees 1. Michael S. Gross 2. Leonard A. Potter	MGMT	Y	FOR All Nominees	FOR
19	Solar Capital LTD	SLRC	83413U100	May 3, 2012	Annual

0497 1693 3150  2) Approval to authorize the company , with approval of its board of directors, to sell shares of its common stock at a price or prices below the company's then current net asset value per share in one or more offerings.  The number of shares issued shall not exceed 25% of the company's then outstanding common stock immediately prior to each such offering.

							MGMT	Y	FOR	FOR
20	Tortoise Energy Infrastructure Corp-Com	TYG	89147L100	May 24th, 2012	Annual	743872117498 1- Directors - Election of Nominees 1.-01 Charles E. Heath	MGMT	Y	FOR	FOR
21	Tortoise Energy Infrastructure Corp-Com	TYG	89147L100	May 24th, 2012	Annual

7438 7211 4109  Approval for the company, with the approval of it's board of directors, to sell or otherwise issue shares of its common stock at a price below it then current net asset value per share subject to the limitations set forth in the proxy statement for the 2012 Annual meeting of Stockholders.

							MGMT	Y	FOR	FOR
22	Tortoise Energy Infrastructure Corp-Com	TYG	89147L100	May 24th, 2012	Annual	7438 7211 4109 Ratification of Ernst and Young LLP as the company's independent registered accounting firm to audit the financial statements of the company for the fiscal year ending November 30, 2012	MGMT	Y	FOR	FOR
23	Annaly Capital Management	NLY	35710409	May 24th, 2012	Annual	2812 1733 0600 Election of Directors (Nominees) 1. W. Denehan-Norris 2. Michael Haylon 3. Donnell A. Segalas 4. Jonathan D. Green	MGMT	Y	FOR All Nominees	FOR
24	Annaly Capital Management	NLY	35710409	May 24th, 2012	Annual	2812 1733 0600 Ratification of Ernst and Young LLP as the company's independent registered accounting firm for the company for the 2012 fiscal year	MGMT	Y	FOR	FOR
25	The Cushing MLP Total Return Fund	SRV	231631102	May 24th, 2012	Annual	8812 1558 6619 Election of Nominees 1. Edward N. McMillan 02. Jerry V. Swank	MGMT	Y	FOR All Nominees	FOR
26	Armour Residential REIT	ARR	42315101	May 30th, 2012	Annual

4811 2622 9146 Election of the following Nominees 01 Scott J. Ulm 2 Jeffrey J. Zimmer 3. Daniel C. Staton 4 Marc H. Bell, 05 Thomas K. Guba 06 John P. Hollihan III 07 Stewart J. Paperin 08 Jordan Zimmerman 09 Robert C. Hain

							MGMT	Y	FOR All Nominees	FOR
27	Armour Residential REIT	ARR	42315101	May 30th, 2012	Annual	4811 2622 9146 2) To ratify the appointment of Deloutte & Tououche LLP as Armour's independent registered certified public accountants for fiscal year 2012	MGMT	Y	FOR	FOR
28	Armour Residential REIT	ARR	42315101	May 30th, 2012	Annual	4811 2622 9146 3) To approve, by a non-binding votem Armour's 2011 Executive Compensation	MGMT	Y	FOR	FOR
29	Armour Residential REIT	ARR	42315101	May 30th, 2012	Annual	4811 2622 9146 4) To approve, by a non-binding vote, the frequency of future stockholder advisory votes relating to Amour's Executive compensation	MGMT	Y	3 years	3 years
30	American Realty Capital Trust	ARCT	02917L101	June 6th, 2012	Annual	4811 2624 2895 1) Election of Nominees 1. William M. Kahane 2. Nicholas S. Schorsch 3. Leslie D. Michelson 4. William G. Stanley 5. Robert H. Burns	MGMT	Y	FOR All Nominees	FOR
31	American Realty Capital Trust	ARCT	02917L101	June 6th, 2012	Annual	4811 2624 2895 2) To vote on certain amendments to the Company's Charter (The Charter)	MGMT	Y	FOR	FOR
32	American Realty Capital Trust	ARCT	02917L101	June 6th, 2012	Annual	4811 2624 2895 3) To ratify the Audit Committees' appointment of Grant Thornton LLP ("Grant Thornton") as the Company's independent auditor for 2012	MGMT	Y	FOR	FOR
33	American Realty Capital Trust	ARCT	02917L101	June 6th, 2012	Annual	4811 2624 2895 4) To consider and act on such matters as may properly come before the annual meeting and any adjournement thereof.	MGMT	Y	ABS	FOR
34	Kayne Anderson MLP Investment Co-Common	KYN	486606106	June 13th, 2012	Annual	8808 8656 3955 1) Election of nominee 1. Kevin S. McCarthy	MGMT	Y	FOR All Nominees	FOR
35	Kayne Anderson MLP Investment Co-Common	KYN	486606106	June 13th, 2012	Annual	8808 8656 3955 2) The ratification of the selection of PriceWaterhouse Coopers LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30th, 2012	MGMT	Y	FOR	FOR
36	Kayne Anderson MLP Investment Co-Common	KYN	486606106	June 13th, 2012	Annual

8808 8656 3955  3) The approval of a proposal to authorize the Company to sell shares of its common stock at a net price less than the net asset value per share, subject to the gross price (Before underwriting fees, commissions and offering expenses) being above the net asset value per share

							MGMT	Y	ABS	FOR
37	Kayne Anderson Energy Total RTN-Com	KYE	48660P104	June 13th, 2012	Annual	8808 8656 9308 1) Election of nominee 1. Kevin S. McCarthy	MGMT	Y	FOR All Nominees	FOR
38	Kayne Anderson Energy Total RTN-Com	KYE	48660P104	June 13th, 2012	Annual	8808 8656 9308 2) The ratification of the selection of PriceWaterhouse Coopers LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30th, 2012	MGMT	Y	FOR	FOR
39	Kayne Anderson Energy Total RTN-Com	KYE	48660P104	June 13th, 2012	Annual

8808 8656 9308  3) The approval of a proposal to authorize the Company to sell shares of its common stock at a net price less than the net asset value per share, subject to the gross price (Before underwriting fees, commissions and offering expenses) being above the net asset value per share

							MGMT	Y	ABS	FOR
40	HealthCare Trust of America		HTIARC100	June 19th, 2012	Annual	5584 0946 5970 1) Election of Nominees 1. William M. Kahane 2. Nicholas S. Schorsch 3. Leslie D. Michelson 4. Robert H. Burns 5. Walter P. Lomax Jr.	MGMT	Y	FOR All Nominees	FOR
41	HealthCare Trust of America		HTIARC100	June 19th, 2012	Annual	5584 0946 5970 2) To vote on certain amendments to the Company's Charter (The Charter)	MGMT	Y	FOR	FOR
42	HealthCare Trust of America		HTIARC100	June 19th, 2012	Annual	5584 0946 5970 To consider and act on such matters as may properly come before the annual meeting and any adjournment thereof.	MGMT	Y	FOR	FOR
43	FS Energy & Power Fund			June 21st, 2012	Annual

714 047 530 479 7  1) Election of Trustee nominees 1. David J. Adelman 2.  Sidney R. Brown 3. Gregory P. Chandler 4. Michael C. Foreman 5. Thomas J. Gravina 6. Richard I. Goldstein 7. Michael Heller 8. Charles P. Pizzi  9. Richard W. Vague 10.  R. Richard Williams

							MGMT	Y	FOR All Nominees	FOR
44	FS Energy & Power Fund			June 21st, 2012	Annual	714 047 530 479 7 2) To ratify the appointment of McGladrey & Pullen, LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2012	MGMT	Y	FOR	FOR

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST